UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  028-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

 /s/   David Elliott     Rockville, MD/USA     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $559,056 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103     1613   194540 SH       SOLE                        0        0   194540
ISHARES GOLD TRUST             ISHARES          464285105     1273    82049 SH       SOLE                        0        0    82049
ISHARES INC                    MSCI PAC J IDX   464286665     6389   128548 SH       SOLE                        0        0   128548
ISHARES TR                     FTSE CHINA25 IDX 464287184      458    12397 SH       SOLE                        0        0    12397
ISHARES TR                     CORE S&P500 ETF  464287200   208165  1322861 SH       SOLE                        0        0  1322861
ISHARES TR                     MSCI EMERG MKT   464287234     6231   145682 SH       SOLE                        0        0   145682
ISHARES TR                     S&P NA NAT RES   464287374      752    18548 SH       SOLE                        0        0    18548
ISHARES TR                     BARCLYS 7-10 YR  464287440     1806    16829 SH       SOLE                        0        0    16829
ISHARES TR                     RUSSELL 2000     464287655    12899   136596 SH       SOLE                        0        0   136596
ISHARES TR                     RUSSELL 3000     464287689     4181    44732 SH       SOLE                        0        0    44732
ISHARES TR                     MSCI ACJPN IDX   464288182     9189   155535 SH       SOLE                        0        0   155535
ISHARES TR                     MSCI GRW IDX     464288885    44165   748819 SH       SOLE                        0        0   748819
POWERSHARES ETF TRUST          CLEANTECH PORT   73935X278     1228    48000 SH       SOLE                        0        0    48000
POWERSHARES GLOBAL ETF TRUST   GBL WTR PORT     73936T623      495    25800 SH       SOLE                        0        0    25800
SPDR GOLD TRUST                GOLD SHS         78463V107   191573  1240195 SH       SOLE                        0        0  1240195
SPDR S&P 500 ETF TR            TR UNIT          78462F103     6917    44151 SH       SOLE                        0        0    44151
VANGUARD INDEX FDS             REIT ETF         922908553     6980    98961 SH       SOLE                        0        0    98961
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1139    24563 SH       SOLE                        0        0    24563
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858    40198   937135 SH       SOLE                        0        0   937135
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866     3181    54810 SH       SOLE                        0        0    54810
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874     4050    82425 SH       SOLE                        0        0    82425
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     6174   169469 SH       SOLE                        0        0   169469